Revenue - Additional Information (Detail) - Planet Labs Inc [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	$ 154.8		$ 145.4
Deferred revenue	55.0		72.7
Non Cancelable Contract Revenue	$ 99.8		$ 72.7
Revenue remaining performance obligation percentage	68.00%	92.00%	82.00%	59.00%
Amortization of deferred sales commissions	$ 1.7	$ 1.3	$ 1.9	$ 1.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-31
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period				12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-31
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period		24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-31
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period			24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-31
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	12 months
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Deferred Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract with customer liability revenue recognized	$ 35.3	$ 33.9	$ 34.7	$ 35.1
Deferred Sales [Member]
Disaggregation of Revenue [Line Items]
Deferred sales commission	$ 1.2	$ 2.5	$ 3.0	$ 0.3